UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

MARCH 31, 2005

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                [Logo of Tax-Free Trust of Oregon: a square with
                     two pine trees in front of a mountain]

                      ONE OF THE AQUILA(SM) GROUP OF FUNDS

              [Logo of the Aquila Group of Funds: an eagle's head]

                [Logo of Tax-Free Trust of Oregon: a square with
                     two pine trees in front of a mountain]

                 SERVING OREGON INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE TRUST OF OREGON
                            "SERVING YOU AND OREGON"

                                                                       May, 2005

Dear Fellow Shareholder:

      More than likely, when you were deciding to invest in Tax-Free Trust of Oregon, you were seeking capital preservation and tax-free income* - the two features reflected in the Trust's objective.

      What you may not have realized, though, was that in the process of seeking to provide you with these benefits, the Trust also provides help to a variety of others within your community and throughout the state of Oregon.

      Municipal bonds, such as those in which Tax-Free Trust of Oregon invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into such commonly used words as roads, bridges, water facilities, pollution control, airports, schools, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Oregon grows, new and additional municipal projects are needed for the benefit of the citizens of Oregon and the various communities throughout the state. These projects may include a whole array of useful public purpose works which are financed through municipal bond investments, such as yours in the Trust. In essence, your money has helped pay for that new road, airport, school, etc. that you and your neighbors now enjoy. So, as an investor in Tax-Free Trust of Oregon, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for the citizens of Oregon.

      Just as the needs of Oregon are many and varied, so, too, are the securities representing Tax-Free Trust of Oregon's portfolio. You might be interested to know that the Trust's March 31, 2005 portfolio included 212 separate municipal issues, representing participation in many of Oregon's major municipal projects throughout the state. The Trust currently invests in the broad categories of education, health care, utilities, public facilities and transportation, among some other more general categories, such as general obligations. And, your Trust seeks to invest in as many communities as possible within Oregon. As you take the time to leaf through the accompanying Semi-Annual Report, you're bound to find the names of some easily recognizable projects.

      The following are just a few of the many projects in which Tax-Free Trust of Oregon currently invests.**

                      NOT A PART OF THE SEMI-ANNUAL REPORT

             [Pictures of Max Light Rail, Oregon Convention Center, Eugene Water & Electric Board, Clackamas County School Districts]

      So, the next time that you receive your statement from Tax-Free Trust of Oregon, remember that the benefits that are reaped* from your investment are more than just what is evident on that piece of paper. Your family, friends, neighbors and future generations of Oregonians may also benefit from the projects that your money, through your investment in Tax-Free Trust of Oregon, helps fund.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

* Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some portion of your dividends may be subject to Federal and state taxes.

** Since the portfolio is subject to change, the Trust may not necessarily currently own these specific securities.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                                              RATING
      FACE                                                                   MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS 59.4%                S&P             VALUE
--------------    -------------------------------------------------------   ----------     -------------
                  Bend, Oregon Transportation Highway System
                     (MBIA Corporation Insured)
$    1,135,000       5.300%, 09/01/17 ...................................     Aaa/NR       $   1,217,446
                  Benton and Linn Counties Oregon School District #509J
                     (Financial Security Assurance Insured)
     4,670,000       5.000%, 06/01/21 ...................................     Aaa/NR           4,922,180
                  Chemeketa, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
     1,385,000    5.500%, 06/01/14 ......................................    Aaa/AAA           1,557,571
                  Clackamas County, Oregon School District #007J
                     (Lake Oswego)
     1,340,000       5.375%, 06/01/13 ...................................     Aa2/NR           1,466,335
                  Clackamas County, Oregon School District #12 (North
                     Clackamas) (Financial Security Assurance Insured)
     9,110,000       5.000%, 06/15/17 ...................................    Aaa/AAA           9,862,759
                  Clackamas County, Oregon School District #62
                     (Oregon City) (Financial Security Assurance Insured)
     5,270,000       5.000%, 06/15/16 ...................................    Aaa/AAA           5,688,649
                  Clackamas County, Oregon School District #62
                     (Oregon City) (State School Bond Guaranty Program)
     1,330,000       5.375%, 06/15/17 ...................................    Aa3/AA-           1,462,016
     2,055,000       5.500%, 06/15/20 ...................................    Aa3/AA-           2,271,165
                  Clackamas County, Oregon School District #86
                     (Canby) (Financial Security Asurance Insured)
     1,500,000       5.000%, 06/15/25 ...................................     AaaAAA           1,578,240
                  Clackamas County, Oregon School District #86
                     (Canby) (State School Bond Guaranty Program)
     3,535,000       5.250%, 06/15/20....................................    Aa3/AA-           3,864,957
                  Clackamas County, Oregon School District #108
                     (Estacada) (Financial Security Assurance Insured)
     1,295,000       5.375%, 06/15/17 ...................................    Aaa/AAA           1,404,324
     2,000,000       5.000%, 06/15/25 ...................................    Aaa/AAA           2,074,200
                  Clackamas County, Oregon Tax Allocation
     1,000,000       6.500%, 05/01/20 ...................................     NR/NR*           1,000,870

                  Clackamas, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
$    3,955,000       5.250%, 06/15/17 ...................................    Aaa/AAA       $   4,250,597
     4,310,000       5.250%, 06/15/18 ...................................    Aaa/AAA           4,612,519
                  Clackamas and Washington Counties, Oregon School
                     District #3J (Financial Guaranty Insurance
                     Corporation Insured)
     2,285,000       5.250%, 06/15/15 ...................................    Aaa/AAA           2,525,016
     1,620,000       5.000%, 06/01/17 ...................................    Aaa/AAA           1,692,949
                  Clatsop County, Oregon School District #1 (Astoria)
                     (State School Bond Guaranty Program)
     1,895,000       5.500%, 06/15/19 ...................................     NR/AA-           2,094,335
                  Columbia County, Oregon School District #502
                     (Financial Guaranty Insurance Corporation Insured)
     2,070,000       zero coupon, 06/01/15 ..............................    Aaa/AAA           1,326,539
                  Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine)
     1,500,000       5.000%, 12/01/17 ...................................     A1/NR            1,611,120
                  Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine)  (Financial
                     Security Assurance Insured)
     1,145,000       5.500%, 06/15/14 ...................................     Aaa/NR           1,275,519
     1,300,000       5.500%, 06/15/16 ...................................     Aaa/NR           1,448,187
     1,355,000       5.500%, 06/15/18 ...................................     Aaa/NR           1,509,456
     3,000,000       5.125%, 06/15/21 ...................................     Aaa/NR           3,279,720
                  Deschutes County, Oregon (Financial Security
                     Assurance Insured)
     2,000,000       5.000%, 12/01/14 ...................................     Aaa/NR           2,160,780
     1,615,000       5.000%, 12/01/15 ...................................     Aaa/NR           1,733,735
     2,260,000       5.000%, 12/01/16 ...................................     Aaa/NR           2,421,522
                  Deschutes and Jefferson Counties Oregon School
                     District #02J (Redmond) (Financial Guaranty
                     Insurance Corporation Insured)
     1,000,000       5.000%, 06/15/21 ...................................     Aaa/NR           1,058,090
     2,330,000       zero coupon, 06/15/22 ..............................     Aaa/NR           1,011,896

                  Douglas County, Oregon School District #4 (Roseburg)
                     (State School Bond Guaranty Program)
$    1,075,000       5.125%, 12/15/17 ...................................     Aa3/NR       $   1,174,373
                  Douglas County, Oregon School District #116 (Winston-
                     Dillard) (State School Bond Guaranty Program)
     1,020,000       5.625%, 06/15/20 ...................................     NR/AA-           1,133,332
                  Douglas County, Oregon School District #116 (Winston-
                     Dillard) (State School Bond Guaranty Program)
                     (Financial Security Assurance Insured)
       765,000       5.000%, 06/15/16 ...................................    Aaa/AAA             825,772
                  Eugene, Oregon (Parks and Open Space)
     1,465,000       5.250%, 02/01/18 ...................................     Aa2/NR           1,559,141
     1,555,000       5.250%, 02/01/19 ...................................     Aa2/NR           1,656,650
                  Gresham, Oregon (Financial Security Assurance Insured)
     1,155,000       5.375%, 06/01/18 ...................................     Aaa/NR           1,259,666
                  Jackson County, Oregon School District #4 (Phoenix-
                     Talent) (Financial Security Assurance Insured)
     1,490,000       5.500%, 06/15/13 ...................................    Aaa/AAA           1,643,246
     1,395,000       5.500%, 06/15/18 ...................................    Aaa/AAA           1,515,096
                  Jackson County, Oregon School District #9 (Eagle Point)
                     (MBIA Corporation Insured)
     2,080,000       5.500%, 06/15/15 ...................................     Aaa/NR           2,333,427
     1,445,000       5.500%, 06/15/16 ...................................     Aaa/NR           1,623,674
                  Jackson County, Oregon School District #9 (Eagle Point)
                     (State School Bond Guaranty Program)
     1,120,000       5.625%, 06/15/17 ...................................     Aa3/NR           1,255,419
     1,880,000       5.000%, 06/15/21 ...................................     Aa3/NR           2,042,282
                  Jackson County, Oregon School District #549 (Medford)
                     (State School Bond Guaranty Program)
     1,750,000       5.000%, 06/15/12 ...................................     Aa3/NR           1,892,117
                  Jefferson County, Oregon School District #509J (Financial
                     Guaranty Insurance Corporation Insured)
     1,215,000       5.250%, 06/15/14 ...................................    Aaa/AAA           1,330,522
     1,025,000       5.250%, 06/15/17 ...................................    Aaa/AAA           1,112,361

                  Josephine County, Oregon School District #7
                     (Grants Pass) (Financial Guaranty Insurance
                     Corporation Insured)
$    2,700,000       5.700%, 06/01/13 ...................................    Aaa/AAA      $    2,860,812
                  Josephine County, Oregon School District #7 (Grants
                     Pass) (Financial Security Assurance Insured)
     1,000,000       5.250%, 06/15/13 ...................................    Aaa/AAA           1,106,420
                  Josephine County, Oregon Three Rivers School District
                     (Financial Security Assurance Insured)
     1,780,000       5.250%, 06/15/18 ...................................     Aaa/NR           1,958,267
     1,130,000       5.000%, 06/15/19 ...................................     Aaa/NR           1,227,542
                  Lane and Douglas Counties, Oregon School District #45J
                     (South Lane) (State School Bond Guaranty Program)
     1,525,000       6.000%, 06/15/18 ...................................     NR/AA-           1,717,668
                  Lane and Douglas Counties, Oregon School District #97J
                     (Siuslaw) (Financial Guaranty Insurance
                     Corporation Insured)
     1,340,000       5.375%, 06/15/17 ...................................     Aaa/NR           1,505,329
                  Lane and Douglas Counties, Oregon School District #97J
                     (Siuslaw) (State School Bond Guaranty Program)
     1,000,000       5.400%, 06/15/19 ...................................     Aa3/NR           1,086,070
                  Lane County, Oregon (Financial Security
                     Assurance Insured)
     2,870,000       5.000%, 06/01/15 ...................................     Aaa/NR           3,092,741
                  Lane County, Oregon School District #40 (Creswell)
                     (State School Bond Guaranty Program)
     1,430,000       5.375%, 06/15/20 ...................................     NR/AA-           1,571,942
                  Lane County, Oregon School District #52J (Financial
                     Guaranty Insurance Corporation Insured)
       750,000       6.400%, 12/01/09 ...................................    Aaa/AAA             794,730
                  Lincoln County, Oregon School District (Financial
                     Guaranty Insurance Corporation Insured)
     1,245,000       5.250%, 06/15/12 ...................................    Aaa/AAA           1,333,258
                  Linn-Benton, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
     1,160,000       zero coupon, 06/15/11 ..............................    Aaa/AAA             909,846

                  Linn County, Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)
$    1,660,000       5.500%, 06/15/19 ...................................     NR/AA-       $   1,834,615
                  Linn County, Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
     3,000,000       5.600%, 06/15/30 ...................................    Aaa/AAA           3,305,940
                  Linn County, Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)
     2,500,000       5.000%, 06/15/30 ...................................    Aaa/AAA           2,572,200
                  Metro, Oregon
     3,240,000       5.000%, 01/01/13 ...................................    Aa1/AA+           3,417,034
     3,000,000       5.250%, 09/01/14 ...................................    Aa1/AA+           3,276,600
                  Multnomah County Oregon School District #7
                     (Reynolds) (MBIA Corporation Insured)
     4,605,000       5.000%, 06/15/19 ...................................    Aaa/AAA           4,980,215
                  Multnomah County, Oregon School District #7
                     (Reynolds) (State School Bond Guaranty Program)
       500,000       5.625%, 06/15/17 ...................................    Aa3/AA-             560,455
     2,375,000       5.125%, 06/15/19 ...................................    Aa3/AA-           2,596,445
                  Multnomah County, Oregon School District #40 (David
                     Douglas) (Financial Security Assurance Insured)
     2,055,000       5.000%, 12/01/15 ...................................    Aaa/AAA           2,165,436
                  Multnomah and Clackamas Counties, Oregon School
                     District #10 (Gresham-Barlow) (Financial Security
                     Assurance Insured)
     1,140,000       5.000%, 06/15/16 ...................................    Aaa/AAA           1,222,217
     1,205,000       5.000%, 06/15/17 ...................................    Aaa/AAA           1,281,493
     1,500,000       5.500%, 06/15/18 ...................................    Aaa/AAA           1,629,135
     2,650,000       5.000%, 06/15/21 ...................................    Aaa/AAA           2,773,252
                  Multnomah and Clackamas Counties, Oregon School
                     District #28JT (Centennial) (Financial Security
                     Assurance Insured)
     2,680,000       5.250%, 12/15/18 ...................................     Aaa/NR           2,988,414
                  Northern Oregon Correctional (AMBAC Indemnity
                     Corporation Insured)
     1,195,000       5.400%, 09/15/16 ...................................    Aaa/AAA           1,267,023

                  Oak Lodge, Oregon Water District (AMBAC Indemnity
                     Corporation Insured)
$      215,000       7.300%, 12/01/05 ...................................    Aaa/AAA       $     216,578
       215,000       7.300%, 12/01/06 ...................................    Aaa/AAA             216,658
       215,000       7.400%, 12/01/07 ...................................    Aaa/AAA             216,690
                  Oregon Coast Community College District
                     (MBIA Corporation Insured)
     1,590,000       5.250%, 06/15/17 ...................................     Aaa/NR           1,735,167
     1,475,000       5.250%, 06/15/20 ...................................     Aaa/NR           1,597,882
                  State of Oregon
     1,975,000       5.250%, 10/15/13 ...................................    Aa3/AA-           2,160,946
     2,115,000       5.250%, 10/15/14 ...................................    Aa3/AA-           2,315,565
                  State of Oregon Board of Higher Education
       820,000       zero coupon, 08/01/16 ..............................    Aa3/AA-             493,255
       500,000       zero coupon, 08/01/18 ..............................    Aa3/AA-             270,320
       540,000       zero coupon, 08/01/19 ..............................    Aa3/AA-             276,448
     2,560,000       5.500%, 08/01/21 ...................................    Aa3/AA-           2,755,686
     3,000,000       5.000%, 08/01/22 ...................................    Aa3/AA-           3,119,550
     1,655,000       5.600%, 08/01/23 ...................................    Aa3/AA-           1,772,770
     1,500,000       5.600%, 08/01/23 ...................................    Aa3/AA-           1,606,740
     6,300,000       6.000%, 08/01/26 ...................................    Aa3/AA-           6,698,160
                  State of Oregon Elderly and Disabled Housing
        40,000       6.250%, 08/01/13 ...................................    Aa3/AA-              40,146
                  State of Oregon Veterans' Welfare
       700,000       9.200%, 10/01/08 ...................................     Aa3/NR             839,146
       765,000       5.200%, 10/01/18 ...................................     Aa3/AA             783,490
                  Portland, Oregon
     1,000,000       4.600%, 06/01/14 ...................................     Aaa/NR           1,038,040
     2,000,000       5.600%, 06/01/15 ...................................     Aa2/NR           2,067,800
        55,000       5.250%, 06/01/15 ...................................     Aa2/NR              55,239
     2,975,000       zero coupon, 06/01/15 ..............................     Aa2/NR           1,898,913
     1,120,000       5.125%, 06/01/18 ...................................     Aaa/NR           1,195,578
    10,480,000       4.350%, 06/01/23 ...................................     Aa2/NR          10,414,395
                  Portland, Oregon Community College District
     3,015,000       5.125%, 06/01/13 ...................................     Aa2/AA           3,247,698
     3,115,000       5.125%, 06/01/16 ...................................     Aa2/AA           3,330,683
     2,350,000       5.000%, 06/01/21 ...................................     Aa2/AA           2,450,909

                  Portland, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
$    1,395,000       5.000%, 06/01/17 ...................................    Aaa/AAA       $   1,464,164
                  Rogue Community College District Oregon
                     (MBIA Corporation Insured)
     1,540,000       5.000%, 06/15/20 ...................................     Aaa/NR           1,643,858
     2,220,000       5.000%, 06/15/24 ...................................     Aaa/NR           2,343,277
     1,195,000       5.000%, 06/15/25 ...................................     Aaa/NR           1,252,312
                  Salem-Keizer Oregon School District #24J (Financial
                     Security Assurance Insured)
     1,000,000       4.875%, 06/01/14 ...................................    Aaa/AAA           1,047,400
                  Southwestern Oregon Community College District
                     (MBIA Corporation Insured)
     1,120,000       6.000%, 06/01/25 ...................................    Aaa/AAA           1,263,360
                  Tillamook County, Oregon School District #9
                     (Financial Security Assurance Insured)
     3,000,000       5.250%, 06/15/22 ...................................    Aaa/AAA           3,226,440
                  Umatilla County, Oregon (Financial Guaranty
                     Insurance Corporation Insured)
     2,000,000       5.600%, 10/01/15 ...................................    Aaa/AAA           2,087,060
                  Umatilla County, Oregon School District #16R
                     (Pendleton) (Financial Guaranty Insurance
                     Corporation Insured)
     1,550,000       5.500%, 07/01/12 ...................................     Aaa/NR           1,729,831
                   Wasco County, Oregon School District #12 (The Dalles)
                      (Financial Security Assurance Insured)
     1,135,000       6.000%, 06/15/15 ...................................    Aaa/AAA           1,281,279
     1,400,000       5.500%, 06/15/17 ...................................    Aaa/AAA           1,589,406
     1,790,000       5.500%, 06/15/20 ...................................    Aaa/AAA           2,042,784
                  Washington County, Oregon
     1,000,000       5.000%, 06/01/17 ...................................     Aa2/NR           1,051,810
                  Washington County, Oregon School District #15 (Forest
                     Grove) (Financial Security Assurance Insured)
     2,285,000       5.375%, 06/15/14 ...................................     Aaa/NR           2,497,665
     1,760,000       5.375%, 06/15/16 ...................................     Aaa/NR           1,915,672
     2,000,000       5.000%, 06/15/21 ...................................     Aaa/NR           2,087,460

                  Washington County, Oregon School District #48J
                     (Beaverton)
$    2,000,000       5.125%, 01/01/15 ...................................    Aa2/AA-       $   2,112,140
     1,620,000       5.125%, 01/01/16 ...................................    Aa2/AA-           1,721,072
                  Washington County, Oregon School District #48J
                     (Beaverton) (Financial Guaranty Insurance
                     Corporation Insured)
     2,800,000       5.375%, 06/01/19 ...................................    Aaa/AAA           3,036,208
                  Washington County, Oregon School District #48J
                     (Beaverton) (Financial Security Assurance Insured)
     1,000,000       5.000%, 06/01/16 ...................................    Aaa/AAA           1,082,730
                  Washington and Clackamas Counties, Oregon School
                     District #23 (Tigard) (MBIA Corporation Insured)
     4,700,000       5.375%, 06/15/14 ...................................     Aaa/NR           5,199,281
     2,500,000       5.375%, 06/15/20 ...................................     Aaa/NR           2,729,250
                  Washington and Clackamas Counties, Oregon School
                     District #23J (Tigard)
     1,000,000       5.650%, 06/01/15 ...................................     Aa3/NR           1,034,460
                  Washington, Clackamas, and Yamhill County, Oregon
                     School District #88JT (Sherwood) (Financial
                     Security Assurance Insured)
     2,055,000       5.125%, 06/15/12 ...................................     Aaa/NR           2,203,494
                  Washington, Multnomah and Yamhill County, Oregon
                     School District #1J (Hillsboro)
     1,295,000       5.250%, 06/01/13 ...................................     Aa3/NR           1,393,821
                  Washington and Yamhill, Oregon County School
                     District #58J (Farmington View) (AMBAC
                     Indemnity Corporation Insured)
        80,000       6.600%, 11/01/05 ...................................    Aaa/AAA              80,246
        90,000       6.600%, 11/01/06 ...................................    Aaa/AAA              90,277
                  Yamhill County, Oregon School District #29J (Newberg)
                     (Financial Security Assurance Insured)
     2,000,000       5.350%, 06/01/06 ...................................    Aaa/AAA           2,009,100

                  Yamhill County, Oregon School District #29J (Newberg)
                     (MBIA Corporation Insured)
$    2,850,000       5.250%, 06/15/17 ...................................     Aaa/NR       $   3,092,906
     3,765,000       5.250%, 06/15/20 ...................................     Aaa/NR           4,061,381
                                                                                           -------------
                  Total General Obligation Bonds                                             260,959,465
                                                                                           -------------
                  STATE OF OREGON REVENUE BONDS - 37.9%

                  AIRPORT REVENUE BONDS - 0.7%
                  Port of Portland, Oregon Airport (AMBAC Indemnity
                     Corporation Insured)
     3,000,000    5.500%, 07/01/24 ......................................    Aaa/AAA           3,239,250
                                                                                           -------------

                  CERTIFICATES OF PARTICIPATION REVENUE BONDS - 3.7%
                  Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)
       500,000    5.375%, 05/01/14 ......................................    Aaa/AAA             549,735
       950,000    5.000%, 11/01/19 ......................................    Aaa/AAA             997,215
     1,120,000    5.000%, 05/01/21 ......................................    Aaa/AAA           1,172,203
     1,500,000    5.800%, 05/01/24 ......................................    Aaa/AAA           1,603,170
     4,095,000    6.000%, 05/01/26 ......................................    Aaa/AAA           4,646,187
                  Oregon State Department of Administrative Services
                     (Financial Security Assurance Insured)
     1,300,000    5.500%, 11/01/12 ......................................    Aaa/AAA           1,456,910
     1,135,000    5.000%, 05/01/15 ......................................    Aaa/AAA           1,218,275
     1,770,000    5.000%, 05/01/19 ......................................    Aaa/AAA           1,871,740
     1,000,000    5.000%, 05/01/22 ......................................    Aaa/AAA           1,049,790
                  Washington County, Oregon Educational Services
       645,000    5.625%, 06/01/16 ......................................     A1/NR              648,431
                  Washington County, Oregon Educational Services
                     (MBIA Corporation Insured)
       830,000    5.750%, 06/01/25 ......................................    Aaa/AAA             834,640
                                                                                           -------------
                  Total Certificates of Participation Revenue Bonds  ....                     16,048,296
                                                                                           -------------
                  HOSPITAL REVENUE BONDS - 7.2%
                  Clackamas County, Oregon Hospital Facilities
                     Authority (Legacy Health System)
     2,000,000    5.250%, 02/15/17 ......................................     Aa3/AA          2,113,400
     2,980,000    5.250%, 02/15/18 ......................................     Aa3/AA          3,124,560

                  Clackamas County, Oregon Hospital Facilities
                     Authority (Legacy Health System) (continued)
$    4,000,000    5.250%, 05/01/21 ......................................     Aa3/AA       $   4,179,880
                  Clackamas County, Oregon Hospital Facilities
                     Authority (Legacy Health System) (MBIA
                     Corporation Insured)
     2,650,000    4.750%, 02/15/11 ......................................    Aaa/AAA           2,795,644
                  Clackamas County, Oregon Hospital Facilities
                     Authority (Mary's Woods)
     3,480,000    6.625%, 05/15/29 ......................................     NR/NR*           3,645,718
                  Deschutes County, Oregon Hospital Facilities
                     Authority (Cascade Health)
     2,000,000    5.600%, 01/01/27 ......................................     A1/NR            2,093,380
     3,000,000    5.600%, 01/01/32 ......................................     A1/NR            3,140,070
                  Medford, Oregon Hospital Authority (Asante Health
                     Systems) (MBIA Corporation Insured)
     1,050,000    5.000%, 08/15/18 ......................................    Aaa/AAA           1,087,264
                  Multnomah County Oregon Hospital Facility
                     Authority (Providence Health System)
     2,390,000    5.250%, 10/01/22 ......................................     Aa3/AA           2,530,986
                  State of Oregon Health Housing Educational and
                     Cultural Facilities Authority (Peacehealth)
                     (AMBAC Indemnity Corporation Insured)
     2,300,000    5.250%, 11/15/17 ......................................    Aaa/AAA           2,472,063
     1,850,000    5.000%, 11/15/26 ......................................    Aaa/AAA           1,916,211
     1,430,000    5.000%, 11/15/32 ......................................    Aaa/AAA           1,463,548
                  Western Lane County, Oregon Hospital Facilities
                     Authority (Sisters of St. Joseph Hospital) (MBIA
                     Corporation Insured)
     1,000,000    5.625%, 08/01/07 ......................................    Aaa/AAA           1,022,800
                                                                                           -------------
                  Total Hospital Revenue Bonds  .........................                     31,585,524
                                                                                           -------------

                  HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS - 5.0%
                  Clackamas Community College District, Oregon
                     (MBIA Corporation Insured)
     1,865,000    5.700%, 06/01/16 ......................................    Aaa/AAA           1,930,331

                  Multnomah County, Oregon Educational Facility
                     (University of Portland)
$    1,000,000    6.000%, 04/01/20 ......................................    NR/BBB+       $   1,071,890
                  Oregon Health Sciences University, Oregon (MBIA
                     Corporation Insured)
     4,500,000    5.250%, 07/01/15 ......................................    Aaa/AAA           4,718,925
     11,550,000   zero coupon, 07/01/21 .................................    Aaa/AAA           5,295,791
     3,140,000    5.250%, 07/01/22 ......................................    Aaa/AAA           3,370,727
                  State of Oregon Housing and Community Services
        20,000    5.900%, 07/01/12 ......................................     Aa2/NR              20,674
       225,000    6.700%, 07/01/13 ......................................     Aa2/NR             225,220
       535,000    6.000%, 07/01/20 ......................................     Aa2/NR             549,108
     1,420,000    5.400%, 07/01/27 ......................................     Aa2/NR           1,446,199
                  State of Oregon Housing and Community Services
                     (MBIA Corporation Insured)
     1,500,000    5.450%, 07/01/24 ......................................    Aaa/AAA           1,501,665
                  State of Oregon Housing, Educational and Cultural
                     Facilities   Authority (George Fox University) LOC:
                     Bank of America
     1,000,000    5.700%, 03/01/17 ......................................     NR/AA            1,045,060
                  State of Oregon Housing Finance Authority
       870,000    6.800%, 07/01/13 ......................................     Aa2/A+             870,000
                                                                                           -------------
                  Total Housing, Educational, and Cultural Revenue Bonds                      22,045,590

                  TRANSPORTATION REVENUE BONDS - 5.4%
                  Oregon St. Department Transportation
                     Highway Usertax
     1,000,000    5.500%, 11/15/14 ......................................    Aa2/AA+           1,122,640
     2,000,000    5.500%, 11/15/16 ......................................    Aa2/AA+           2,245,280
     3,025,000    5.500%, 11/15/18 ......................................    Aa2/AA+           3,395,986
     2,555,000    5.375%, 11/15/18 ......................................    Aa2/AA+           2,809,325
     1,085,000    5.000%, 11/15/20 ......................................    Aa2 AA+           1,150,371
     1,140,000    5.000%, 11/15/21 ......................................    Aa2 AA+           1,204,068
     4,545,000    5.125%, 11/15/26 ......................................    Aa2/AA+           4,770,932
     1,000,000    5.000%, 11/15/29 ......................................    Aa2 AA+           1,035,460

                  Tri-County Metropolitan Transportation District, Oregon
$    1,440,000    5.750%, 08/01/16 ......................................    Aa3/AA+       $   1,607,861
     1,775,000    5.000%, 09/01/16 ......................................    Aa3/AA+           1,881,873
                  Tri-County Metropolitan Transportation District,
                     Oregon  (LOC: Morgan Guaranty Trust)
     2,500,000    5.400%, 06/01/19 ......................................     NR/AA-           2,609,875
                                                                                           -------------
                  Total Transportation Revenue Bonds  ...................                     23,833,671
                                                                                           -------------

                  URBAN RENEWAL REVENUE BONDS - 2.9%
                  Portland, Oregon Airport Way Renewal and
                     Redevelopment (AMBAC Indemnity
                     Corporation Insured)
     1,640,000    6.000%, 06/15/14 ......................................     Aaa/NR           1,835,996
     1,765,000    5.750%, 06/15/20 ......................................     Aaa/NR           1,949,937
                  Portland, Oregon River District Urban Renewal and
                     Redevelopment (AMBAC Indemnity
                     Corporation Insured)
     1,420,000    5.000%, 06/15/16 ......................................     Aaa/NR           1,522,410
     1,915,000    5.000%, 06/15/20 ......................................     Aaa/NR           2,016,093
                  Portland, Oregon Urban Renewal Tax Allocation
                     (AMBAC Indemnity Corporation Insured)
                     (Convention Center)
     1,150,000    5.750%, 06/15/18 ......................................     Aaa/NR           1,275,097
     2,000,000    5.450%, 06/15/19 ......................................     Aaa/NR           2,179,460
                  Portland Oregon Urban Renewal Tax Allocaton
                     (Interstate Corridor) (Financial Guaranty Insurance
                     Corporation Insured)
     1,990,000    5.250%, 06/15/21 ......................................     Aaa/NR           2,165,160
                                                                                           -------------
                  Total Urban Renewal Revenue Bonds  ....................                     12,944,153
                                                                                           -------------

                  UTILITY REVENUE BONDS - 1.3%
                  Emerald Peoples Utility District, Oregon (Financial
                     Security Assurance Insured)
     1,455,000    5.250%, 11/01/22 ......................................     Aaa/NR           1,566,147

                  Eugene, Oregon Electric Utility (Financial Security
                     Assurance Insured)
$    1,060,000    5.250%, 08/01/14 ......................................    Aaa/AAA       $   1,153,057
     1,600,000    5.000%, 08/01/18 ......................................    Aaa/AAA           1,675,088
                  Eugene, Oregon Trojan Nuclear Project
     1,425,000    5.900%, 09/01/09 ......................................    Aaa/AA-           1,463,546
                                                                                           -------------
                  Total Utility Revenue Bonds  ..........................                      5,857,838
                                                                                           -------------

                  WATER AND SEWER REVENUE BONDS - 10.2%
                  Bend, Oregon Sewer Revenue (AMBAC Indemnity
                     Corporation Insured)
     1,130,000    5.150%, 10/01/14 ......................................     Aaa/NR           1,208,976
                  Klamath Falls, Oregon Wastewater (AMBAC
                     Indemnity Corporation Insured)
     1,545,000    5.650%, 06/01/20 ......................................    Aaa/AAA           1,717,314
                  Klamath Falls, Oregon Water (Financial Security
                     Assurance Insured)
     1,575,000    5.500%, 07/01/16 ......................................    Aaa/AAA           1,785,546
                  Lebanon, Oregon Wastewater (Financial Security
                     Assurance Insured)
     1,000,000    5.700%, 03/01/20 ......................................    Aaa/AAA           1,090,340
                  Portland, Oregon Sewer System (Financial Guaranty
                     Insurance Corporation Insured)
     2,900,000    5.750%, 08/01/19 ......................................    Aaa/AAA           3,205,283
                  Portland, Oregon Sewer System (Financial Security
                     Assurance Insured)
     2,760,000    5.250%, 06/01/17 ......................................    Aaa/AAA           3,011,960
     3,470,000    5.000%, 06/01/21 ......................................    Aaa/AAA           3,652,487
                  Portland, Oregon Sewer System (MBIA
                     Corporation Insured)
     2,500,000    5.250%, 06/01/16 ......................................    Aaa/AAA           2,574,850
                  Portland, Oregon Water System
     7,420,000    5.500%, 08/01/19 ......................................     Aa1/NR           8,037,121
     1,235,000    5.500%, 08/01/20 ......................................     Aa1/NR           1,335,233

                  Salem, Oregon Water and Sewer (Financial Security
                     Assurance Insured)
$    1,000,000    5.375%, 06/01/15 ......................................    Aaa/AAA       $   1,119,990
     1,970,000    5.375%, 06/01/16 ......................................    Aaa/AAA           2,164,203
     3,025,000    5.500%, 06/01/20 ......................................    Aaa/AAA           3,341,022
                  Sunrise Water Authority, Oregon (Financial Security
                     Assurance Insured)
     1,630,000    5.000%, 03/01/19 ......................................    Aaa/AAA           1,734,711
     1,350,000    5.250%, 03/01/24 ......................................    Aaa/AAA           1,452,276
                  Washington County, Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)
       995,000    5.000%, 10/01/13 ......................................    Aaa/AAA           1,070,202
     3,525,000    5.125%, 10/01/17 ......................................    Aaa/AAA           3,743,444
                  Washington County, Oregon Clean Water Services
                     (MBIA Corporation Insured)
     2,235,000    5.250%, 10/01/15 ......................................    Aaa/AAA           2,486,594
                  Washington County, Unified Sewer Agency (AMBAC
                     Indemnity Corporation Insured)
       315,000    5.900%, 10/01/06 ......................................    Aaa/AAA             315,712
                                                                                           -------------
                  Total Water and Sewer Revenue Bonds  ..................                     45,047,264
                                                                                           -------------

                  OTHER REVENUE BONDS - 1.5%
                  Baker County, Oregon Pollution Control (Ash Grove
                     Cement West Project) (Small Business
                     Administration Insured)
       380,000    6.300%, 07/01/05 ......................................     Aaa/NR             383,557
                  Multnomah County, Oregon School District #1J,
                     Special Obligations
       680,000    5.000%, 03/01/07 ......................................     A2/A-              686,018
                  Oregon State Department of Administration Services
                     (Lottery Revenue) (Financial Security
                     Assurance Insured)
     2,000,000    5.750%, 04/01/14 ......................................    Aaa/AAA           2,215,100
     3,040,000    5.000%, 04/01/19 ......................................    Aaa/AAA           3,213,523
                                                                                           -------------
                  Total Other Revenue Bonds  ............................                      6,498,198
                                                                                           -------------
                  Total Revenue Bonds  ..................................                    167,099,784
                                                                                           -------------

                  U.S. TERRITORY - 1.4%
                  Puerto Rico Municipal Finance Agency (Financial
                     Security Assurance Insured)
$      500,000    5.250%, 08/01/16 ......................................    Aaa/AAA       $     546,940
     5,000,000    5.250%, 08/01/20 ......................................    Aaa/AAA           5,442,700
                                                                                           -------------
                  Total U.S. Territory Bonds ............................                      5,989,640
                                                                                           -------------

                  Total Municipal Bonds (cost  $414,411,461**)...........      98.7%         434,048,889
                  Other assets less liabilities .........................       1.3            5,554,012
                                                                             ------        -------------
                  Net Assets ............................................     100.0%       $ 439,602,901
                                                                             ======        =============

PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)
                 Highest rating(1).......................................      64.3%
                 Second highest rating(2)................................      32.5
                 Third highest rating(3).................................       1.9
                 Fourth highest rating(4)................................       0.2
                 Not rated*:.............................................       1.1
                                                                             ------
                                                                              100.0%
                                                                             ======

            (1)   Aaa of Moody's or AAA of S&P.

            (2)   Aa of Moody's or AA of S&P.

            (3)   A of Moody's or S&P.

            (4)   Baa of Moody's or BBB of S&P.

            (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

            (**)  See note 4.

                  PORTFOLIO ABBREVIATIONS:
            AMBAC - American Municipal Bond Assurance Corp.
            LOC -   Letter of Credit
            MBIA -  Municipal Bond Investors Assurance
            NR -    Not Rated

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2005 (UNAUDITED)

ASSETS
   Investments at value (cost $414,411,461) ..................................................      $434,048,889
   Cash ......................................................................................           497,743
   Interest receivable .......................................................................         6,053,637
   Receivable for investment securities sold .................................................         3,989,895
   Receivable for Trust shares sold ..........................................................           238,764
   Other assets ..............................................................................             5,573
                                                                                                    ------------
   Total assets ..............................................................................       444,834,501
                                                                                                    ------------
LIABILITIES
   Payable for investment securities purchased ...............................................         3,982,486
   Payable for Trust shares redeemed .........................................................           446,439
   Dividends payable .........................................................................           411,153
   Distribution and service fees payable .....................................................           159,677
   Management fees payable ...................................................................           150,458
   Accrued expenses ..........................................................................            81,387
                                                                                                    ------------
   Total liabilities .........................................................................         5,231,600
                                                                                                    ------------
NET ASSETS ...................................................................................      $439,602,901
                                                                                                    ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ........      $    405,161
   Additional paid-in capital ................................................................       418,540,556
   Net unrealized appreciation on investments (note 4) .......................................        19,637,428
   Undistributed net investment income .......................................................           713,404
   Accumulated net realized gain on investments ..............................................           306,352
                                                                                                    ------------
                                                                                                    $439,602,901
                                                                                                    ============
CLASS A
   Net Assets ................................................................................      $361,266,223
                                                                                                    ============
   Capital shares outstanding ................................................................        33,291,674
                                                                                                    ============
   Net asset value and redemption price per share ............................................      $      10.85
                                                                                                    ============
   Offering price per share (100/96 of $10.85 adjusted to nearest cent) ......................      $      11.30
                                                                                                    ============
CLASS C
   Net Assets ................................................................................      $ 43,272,015
                                                                                                    ============
   Capital shares outstanding ................................................................         3,991,005
                                                                                                    ============
   Net asset value and offering price per share ..............................................      $      10.84
                                                                                                    ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .............................................      $      10.84*
                                                                                                    ============
CLASS Y
   Net Assets ................................................................................      $ 35,064,663
                                                                                                    ============
   Capital shares outstanding ................................................................         3,233,391
                                                                                                    ============
   Net asset value, offering and redemption price per share ..................................      $      10.84
                                                                                                    ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...................................................                         $ 10,268,328

     Management fees (note 3) ..........................................       $    893,160
     Distribution and service fees (note 3) ............................            489,767
     Transfer and shareholder servicing agent fees .....................            132,503
     Trustees' fees and expenses (note 8) ..............................            128,770
     Shareholders' reports and proxy statements ........................             49,595
     Legal fees (note 3) ...............................................             41,525
     Custodian fees ....................................................             24,310
     Registration fees and dues ........................................             18,918
     Auditing and tax fees .............................................             14,904
     Insurance .........................................................             14,596
     Chief Compliance Officer (note 3) .................................              2,266
     Miscellaneous .....................................................             29,019
                                                                               ------------
                                                                                  1,839,333
     Expenses paid indirectly (note 6) .................................            (18,065)
                                                                               ------------
     Net expenses ......................................................                            1,821,268
                                                                                                 ------------
     Net investment income .............................................                            8,447,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .............            308,806
     Change in unrealized appreciation on investments ..................         (6,577,230)
                                                                               ------------
     Net realized and unrealized gain (loss) on investments ............                           (6,268,424)
                                                                                                 ------------
     Net change in net assets resulting from operations ................                         $  2,178,636
                                                                                                 ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                               MARCH 31, 2005           YEAR ENDED
                                                                                (UNAUDITED)         SEPTEMBER 30, 2004
                                                                             ----------------       ------------------
OPERATIONS:
   Net investment income .............................................         $   8,447,060           $  17,404,457
   Net realized gain (loss) from securities transactions .............               308,806                 208,027
   Change in unrealized appreciation on investments ..................            (6,577,230)             (1,163,128)
                                                                               -------------           -------------
      Change in net assets resulting from operations .................             2,178,636              16,449,356
                                                                               -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .............................................            (7,030,162)            (14,426,316)
   Net realized gain on investments ..................................              (170,567)               (664,014)

   Class C Shares:
   Net investment income .............................................              (639,812)             (1,347,210)
   Net realized gain on investments ..................................               (19,923)                (79,319)

   Class Y Shares:
   Net investment income .............................................              (733,849)             (1,532,285)
   Net realized gain on investments ..................................               (17,319)                (68,645)
                                                                               -------------           -------------
      Change in net assets from distributions ........................            (8,611,632)            (18,117,789)
                                                                               -------------           -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .........................................            22,943,167              62,381,661
   Reinvested dividends and distributions ............................             5,262,471              11,823,400
   Cost of shares redeemed ...........................................           (27,303,440)            (68,900,799)
                                                                               -------------           -------------
      Change in net assets from capital share transactions ...........               902,198               5,304,262
                                                                               -------------           -------------

      Change in net assets ...........................................            (5,530,798)              3,635,829

NET ASSETS:
   Beginning of period ...............................................           445,133,699             441,497,870
                                                                               -------------           -------------
   End of period* ....................................................         $ 439,602,901           $ 445,133,699
                                                                               =============           =============

   * Includes undistributed net investment income of: ................         $     713,404           $     670,167
                                                                               =============           =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.

      U.S. Bancorp Asset Management, Inc. (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under the October 1, 2004 Compliance Agreement with the Manager, the Manager is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2005, service fees on Class A Shares amounted to $275,120, of which the Distributor retained $12,652.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2005, amounted to $160,985. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2005, amounted to $53,662. The total of these payments made with respect to Class C Shares amounted to $214,647, of which the Distributor retained $43,523.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2005, total commissions on sales of Class A Shares amounted to $379,657 of which the Distributor received $70,162.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended March 31, 2005 the Trust incurred $39,889 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended March 31, 2005, purchases of securities and proceeds from the sales of securities aggregated $41,334,822 and $37,213,766, respectively.

      At March 31, 2005, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $20,925,579, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $915,630 for a net unrealized appreciation of $20,009,949. The tax cost of the Trust's securities at March 31, 2005 equals $414,038,940.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                    SIX MONTHS ENDED
                                                      MARCH 31, 2005                           YEAR ENDED
                                                       (UNAUDITED)                        SEPTEMBER 30, 2004
                                             -------------------------------       -------------------------------
                                                 SHARES            AMOUNT             SHARES              AMOUNT
                                                 ------            ------             ------              ------
CLASS A SHARES:
   Proceeds from shares sold ........           1,327,888       $ 14,618,217          3,946,407       $ 43,343,332
   Reinvested dividends and
      distributions .................             400,916          4,406,981            879,237          9,635,093
   Cost of shares redeemed ..........          (1,743,445)       (19,174,712)        (4,179,993)       (45,568,099)
                                             ------------       ------------       ------------       ------------
      Net change ....................             (14,641)          (149,514)           645,651          7,410,326
                                             ------------       ------------       ------------       ------------
CLASS C SHARES:
   Proceeds from shares sold ........             419,302          4,612,727            822,764          9,020,563
   Reinvested dividends and
      distributions .................              37,064            407,010             86,491            947,193
   Cost of shares redeemed ..........            (233,430)        (2,562,935)        (1,118,216)       (12,179,517)
                                             ------------       ------------       ------------       ------------
      Net change ....................             222,936          2,456,802           (208,961)        (2,211,761)
                                             ------------       ------------       ------------       ------------
CLASS Y SHARES:
   Proceeds from shares sold ........             336,832          3,712,223            909,277         10,017,766
   Reinvested dividends and
      distributions .................              40,766            448,480            113,375          1,241,114
   Cost of shares redeemed ..........            (505,485)        (5,565,793)        (1,023,583)       (11,153,183)
                                             ------------       ------------       ------------       ------------
      Net change ....................            (127,887)        (1,405,090)              (931)           105,697
                                             ------------       ------------       ------------       ------------
Total transactions in Trust
   shares ...........................              80,408       $    902,198            435,759       $  5,304,262
                                             ============       ============       ============       ============

8. TRUSTEES' FEES AND EXPENSES

      During the previous fiscal year ended September 30, 2004 there were eleven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fee paid during the year averaged approximately $10,050 for carrying out responsibilities and attendance at regularly scheduled Board and Committee Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the previous fiscal year ended September 30, 2004 such meeting-related expenses averaged approximately $5,925 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      The tax character of distributions:

                                               Year Ended September 30,
                                                2004               2003
                                            -----------        -----------
      Net tax-exempt income                 $17,297,515        $16,869,800
      Ordinary income                             8,296             28,432
      Capital gain                              811,978            820,665
                                            -----------        -----------
                                            $18,117,789        $17,718,897
                                            -----------        -----------

      As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized long term
            capital gain                                       $   207,730
      Unrealized appreciation                                   26,673,447
      Undistributed tax-exempt income                              533,377
                                                               -----------
                                                               $27,414,554
                                                               ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 Class A
                                                                        ----------------------------------------------------------
                                                      Six Months
                                                         Ended                           Year Ended September 30,
                                                         3/31/05        ----------------------------------------------------------
                                                      (unaudited)        2004         2003         2002         2001         2000
                                                      -----------       ------       ------       ------       ------       ------
Net asset value, beginning of period ...............     $11.01         $11.04       $11.12       $10.72       $10.29       $10.27
                                                         ------         ------       ------       ------       ------       ------
Income (loss) from investment operations:
   Net investment income + .........................       0.21           0.44         0.45         0.48         0.49         0.50
   Net gain (loss) on securities (both
      realized and unrealized) .....................      (0.15)         (0.01)       (0.06)        0.41         0.44         0.02
                                                         ------         ------       ------       ------       ------       ------
   Total from investment operations ................       0.06           0.43         0.39         0.89         0.93         0.52
                                                         ------         ------       ------       ------       ------       ------
Less distributions (note 10):
   Dividends from net investment income ............      (0.21)         (0.44)       (0.45)       (0.47)       (0.49)       (0.50)
   Distributions from capital gains ................      (0.01)         (0.02)       (0.02)       (0.02)       (0.01)          --
                                                         ------         ------       ------       ------       ------       ------
   Total distributions .............................      (0.22)         (0.46)       (0.47)       (0.49)       (0.50)       (0.50)
                                                         ------         ------       ------       ------       ------       ------
Net asset value, end of period .....................     $10.85         $11.01       $11.04       $11.12       $10.72       $10.29
                                                         ======         ======       ======       ======       ======       ======
Total return (not reflecting sales charge) .........       0.50%*         3.97%        3.65%        8.59%        9.18%        5.26%

Ratios/supplemental data
   Net assets, end of period (in millions) .........     $  361         $  367       $  361       $  345       $  309       $  289
   Ratio of expenses to average net assets .........       0.75%**        0.72%        0.71%        0.71%        0.72%        0.71%
   Ratio of net investment income to average
      net assets ...................................       3.84%**        4.02%        4.11%        4.45%        4.62%        4.93%
   Portfolio turnover rate .........................          8%*           11%          12%          11%          17%          20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........       0.75%**        0.71%        0.70%        0.69%        0.70%        0.70%

----------
 + Per share amounts have been calculated using the monthly average shares method.

 *    Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Class C
                                                    ----------------------------------------------------------------------------
                                                     Six Months
                                                       Ended                           Year Ended September 30,
                                                      3/31/05         ----------------------------------------------------------
                                                    (unaudited)        2004         2003         2002         2001         2000
                                                    -----------       ------       ------       ------       ------       ------
Net asset value, beginning of period ..........        $11.00         $11.03       $11.11       $10.71       $10.28       $10.27
                                                       ------         ------       ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income + .....................          0.16           0.35         0.36         0.38         0.39         0.41
  Net gain (loss) on securities (both
    realized and unrealized) ..................         (0.15)         (0.02)       (0.06)        0.42         0.45         0.02
                                                       ------         ------       ------       ------       ------       ------
  Total from investment operations ............          0.01           0.33         0.30         0.80         0.84         0.43
                                                       ------         ------       ------       ------       ------       ------
Less distributions (note 10):
  Dividends from net investment income ........         (0.16)         (0.34)       (0.36)       (0.38)       (0.40)       (0.42)
  Distributions from capital gains ............         (0.01)         (0.02)       (0.02)       (0.02)       (0.01)          --
                                                       ------         ------       ------       ------       ------       ------
  Total distributions .........................         (0.17)         (0.36)       (0.38)       (0.40)       (0.41)       (0.42)
                                                       ------         ------       ------       ------       ------       ------
Net asset value, end of period ................        $10.84         $11.00       $11.03       $11.11       $10.71       $10.28
                                                       ======         ======       ======       ======       ======       ======
Total return (not reflecting sales charge) ....          0.07%*         3.09%        2.77%        7.67%        8.26%        4.27%

Ratios/supplemental data
  Net assets, end of period (in millions) .....        $ 43.3         $ 41.4       $ 43.9       $ 25.9       $ 12.7       $  5.8
  Ratio of expenses to average net assets .....          1.60%**        1.57%        1.55%        1.55%        1.56%        1.55%
  Ratio of net investment income to
    average net assets ........................          2.99%**        3.17%        3.22%        3.56%        3.70%        4.03%
  Portfolio turnover rate .....................             8%*           11%          12%          11%          17%          20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .....          1.60%**        1.56%        1.54%        1.54%        1.54%        1.54%

                                                                                        Class Y
                                                    ----------------------------------------------------------------------------
                                                    Six Months
                                                       Ended                            Year Ended September 30,
                                                      3/31/05         ----------------------------------------------------------
                                                    (unaudited)        2004          2003        2002          2001        2000
                                                    -----------       ------       ------       ------       ------       ------
Net asset value, beginning of period ..........        $11.00         $11.03       $11.11       $10.72       $10.28       $10.27
                                                       ------         ------       ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income + .....................          0.22           0.46         0.47         0.49         0.50         0.52
  Net gain (loss) on securities (both
    realized and unrealized) ..................         (0.16)         (0.02)       (0.06)        0.41         0.45         0.01
                                                       ------         ------       ------       ------       ------       ------
  Total from investment operations ............          0.06           0.44         0.41         0.90         0.95         0.53
                                                       ------         ------       ------       ------       ------       ------
Less distributions (note 10):
  Dividends from net investment income ........         (0.21)         (0.45)       (0.47)       (0.49)       (0.50)       (0.52)
  Distributions from capital gains ............         (0.01)         (0.02)       (0.02)       (0.02)       (0.01)          --
                                                       ------         ------       ------       ------       ------       ------
  Total distributions .........................         (0.22)         (0.47)       (0.49)       (0.51)       (0.51)       (0.52)
                                                       ------         ------       ------       ------       ------       ------
Net asset value, end of period ................        $10.84         $11.00       $11.03       $11.11       $10.72       $10.28
                                                       ======         ======       ======       ======       ======       ======
Total return (not reflecting sales charge) ....          0.57%*         4.13%        3.80%        8.65%        9.45%        5.32%

Ratios/supplemental data
  Net assets, end of period (in millions) .....        $ 35.1         $ 37.0       $ 37.1       $ 31.2       $ 23.8       $ 20.5
  Ratio of expenses to average net assets .....          0.60%**        0.57%        0.56%        0.56%        0.57%        0.56%
  Ratio of net investment income to
    average net assets ........................          4.00%**        4.17%        4.26%        4.59%        4.76%        5.08%
  Portfolio turnover rate .....................             8%*           11%          12%          11%          17%          20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .....          0.60%**        0.56%        0.55%        0.54%        0.55%        0.54%

----------
 + Per share amounts have been calculated using the monthly average shares method.

 *    Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED MARCH 31, 2005

                                        ACTUAL
                                     TOTAL RETURN       BEGINNING       ENDING           EXPENSES
                                        WITHOUT          ACCOUNT        ACCOUNT        PAID DURING
                                   SALES CHARGES(1)       VALUE          VALUE        THE PERIOD(2)
----------------------------------------------------------------------------------------------------
Class A                                  0.50%          $1,000.00      $1,005.00          $3.75
----------------------------------------------------------------------------------------------------
Class C                                  0.07%          $1,000.00      $1,000.70          $7.98
----------------------------------------------------------------------------------------------------
Class Y                                  0.57%          $1,000.00      $1,005.70          $3.00
----------------------------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED MARCH 31, 2005

                                       HYPOTHETICAL
                                        ANNUALIZED       BEGINNING       ENDING        EXPENSES
                                           TOTAL         ACCOUNT         ACCOUNT     PAID DURING
                                          RETURN           VALUE          VALUE      THE PERIOD(1)
---------------------------------------------------------------------------------------------------
Class A                                    5.00%         $1,000.00      $1,021.19        $3.78
---------------------------------------------------------------------------------------------------
Class C                                    5.00%         $1,000.00      $1,016.95        $8.05
---------------------------------------------------------------------------------------------------
Class Y                                    5.00%         $1,000.00      $1,021.94        $3.02
---------------------------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANCORP ASSET MANAGEMENT, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  James A. Gardner, Chair
  Gary C. Cornia
  Diana P. Herrmann
  Edmund P. Jensen
  Raymond H. Lung
  John W. Mitchell
  Patricia L. Moss
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, Vice Chair and President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  760 Moore Road
  King of Prussia, Pennsylvania 19406

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  KPMG LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.
		Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, Trustee and President
May    , 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
May   ,2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
June 6, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 6, 2005



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.